Changes in property and equipment (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in property and equipment [Line Items]
Beginning balance		₩ 3,145,613	₩ 3,055,415
Acquisitions	[1]	155,249	275,457
Disposals	[1]	(9,007)	(6,098)
Depreciation		(173,541)	(177,405)
Impairment losses		(16)	(2,204)	₩ 0
Amounts transferred from investment property		(91,782)	(10,898)
Amounts transferred from intangible assets		0	79
Amounts transferred from assets held for sale		(5,336)	411
Effects of foreign currency movements		592	10,856
Ending balance		3,021,772	3,145,613	3,055,415
Land
Changes in property and equipment [Line Items]
Beginning balance		1,885,233	1,795,960
Acquisitions	[1]	1,460	84,616
Disposals	[1]	(5,487)	(1,107)
Depreciation		0	0
Impairment losses		0	(946)
Amounts transferred from investment property		(59,263)	6,125
Amounts transferred from intangible assets		0	3
Amounts transferred from assets held for sale		(1,815)	410
Effects of foreign currency movements		(216)	172
Ending balance		1,819,912	1,885,233	1,795,960
Buildings
Changes in property and equipment [Line Items]
Beginning balance		941,043	926,249
Acquisitions	[1]	24,354	67,423
Disposals	[1]	(357)	(921)
Depreciation		(44,285)	(34,785)
Impairment losses		0	(1,258)
Amounts transferred from investment property		(32,519)	(17,023)
Amounts transferred from intangible assets		0	76
Amounts transferred from assets held for sale		(3,521)	1
Effects of foreign currency movements		(1,294)	1,281
Ending balance		883,421	941,043	926,249
Others
Changes in property and equipment [Line Items]
Beginning balance		319,337	333,206
Acquisitions	[1]	129,435	123,418
Disposals	[1]	(3,163)	(4,070)
Depreciation		(129,256)	(142,620)
Impairment losses		(16)	0
Amounts transferred from investment property		0	0
Amounts transferred from intangible assets		0	0
Amounts transferred from assets held for sale		0	0
Effects of foreign currency movements		2,102	9,403
Ending balance		₩ 318,439	₩ 319,337	₩ 333,206

[1]	The buildings increased by transfers from construction-in-progress as of December 31, 2016 and 2017 are ₩15,405 million and ₩14,285 million, respectively.